Assets included in disposal groups classified as held for sale and associated liabilities - Comprehensive Income (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Available for sale assets		£ 449	£ (387)	£ (229)
Currency translation movements	[1]	(1,337)	3,024	748
Cash flow hedge reserves		(948)	798	(493)
Discontinued operations [member]
Statement of comprehensive income [abstract]
Other comprehensive (loss)/income, net of tax from discontinued operations		1,301	1,520	£ (1,348)
Barclay's Africa Banking Group Limited [member]
Statement of comprehensive income [abstract]
Available for sale assets		(3)	(9)
Currency translation movements		(38)	1,451
Cash flow hedge reserves		£ 19	£ 89

[1]	Includes £ 189 m loss (2016: £ 101 m gain) on recycling of currency translation differences.